Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of acquiree’s identifiable net assets the partial goodwill method

Non-controlling interests in the QIND acquisition are measured at the NCI’s proportionate share of the acquiree’s identifiable net assets (the partial goodwill method).

€’000
Total purchase consideration	14,626
Less: Fair value of net identifiable assets	(11,970)
of which attributable to the parent (67.04%)	(8,025)
of which attributable to NCI (32.96%)	(3,945)
Goodwill recognised (parent’s share only)	6,602

Fair value of identifiable net assets
€’000
QIND net assets at acquisition (excluding pre-existing goodwill)	(10,256)
Customer relationships	19,758
Trade names	4,606
Inventory step-up	61
Deferred tax liability on fair value uplifts	(2,198)
Fair value of identifiable net assets (100%)	11,970